Interest expense and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 12,994,911	$ 7,138,451	$ 5,063,418
Capitalized interest	(2,423,688)	(3,936,843)	(2,372,199)
Amortization of deferred financing charges	1,711,481	917,675	772,787
Interest expense and finance costs	$ 12,282,704	$ 4,119,283	$ 3,464,006